SHARE-BASED COMPENSATION (Details) (USD $)			0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended								0 Months Ended					12 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended										1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 09, 2012 Option Employees	Dec. 31, 2013 Option Employees	Dec. 31, 2012 Option Employees	Dec. 31, 2011 Option Employees	Apr. 01, 2013 Option Employees Awards vesting over three years and three quarters following the grant date	Apr. 01, 2013 Option Employees Awards vesting two years and three quarters following the grant date	Dec. 31, 2011 Option Employees Minimum	Dec. 31, 2011 Option Employees Maximum	Dec. 31, 2013 Option Consultant	Dec. 31, 2012 Option Consultant	Dec. 31, 2011 Option Consultant	Dec. 31, 2013 RSU Employees	Dec. 31, 2012 RSU Employees	Dec. 31, 2011 RSU Employees	May 14, 2013 RSU Independent directors item	May 11, 2012 RSU Independent directors item	May 09, 2012 RSU Independent directors item	Apr. 01, 2013 RSU Independent directors Awards vesting over a 7 months term item	Apr. 01, 2013 RSU Independent directors Awards vesting over a 8 months term item	Dec. 31, 2010 RS	Dec. 31, 2013 RS	Dec. 31, 2013 RS Employees	Dec. 31, 2012 RS Employees	Dec. 31, 2011 RS Employees	Jul. 06, 2011 2009 Plan Employees Maximum	Nov. 02, 2009 2009 Plan Option	Jul. 06, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees Minimum	Apr. 20, 2011 2009 Plan Option Employees Maximum	Nov. 10, 2010 2009 Plan RSUs and RSs	Jan. 18, 2010 2009 Plan RSU	Nov. 02, 2009 2009 Plan RSU Minimum	Nov. 02, 2009 2009 Plan RSU Maximum	Jan. 18, 2010 2009 Plan RSU Employees	Nov. 02, 2009 2009 Plan RSU Employees	May 31, 2010 2009 Plan RSU Employees	Apr. 22, 2011 2009 Plan RSU Independent directors item	May 31, 2010 2009 Plan RS Employees
SHARE-BASED COMPENSATION
Maximum aggregate number of ordinary shares which may be issued																												30,000,000
Vesting period			3 years 6 months				3 years 9 months	2 years 9 months									12 months	12 months	6 months	7 months	8 months						4 years				2 years	5 years		5 years	2 years	5 years				7 months
Weighted average fair value of awards (in dollars per share)														$ 1.5622	$ 1.7954	$ 2.1883						$ 1.7714												$ 2.1531
Share-based compensation expense																																	$ 6,939,000
Number of directors to whom awards are granted																	1	1	2	1	1																			3
Number of Shares
Outstanding at the beginning of the period (in shares)				14,617,920	18,089,521
Granted (in shares)			2,794,290	1,845,618	2,794,290		1,055,448	790,170			0	0	0																1,879,885	1,194,984
Exercised (in shares)				(3,017,880)	(6,185,646)
Forfeited (in shares)				(114,429)	(80,245)
Outstanding at the end of the period (in shares)				13,331,229	14,617,920	18,089,521
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 0.3900	$ 0.2776
Granted (in dollars per share)			$ 0.7	$ 0.3000	$ 0.7000		$ 0.3	$ 0.3																					$ 0.7	$ 0.7
Exercised (in dollars per share)				$ 0.3387	$ 0.1989
Forfeited (in dollars per share)				$ 0.6603	$ 0.5754
Outstanding at the end of the period (in dollars per share)				$ 0.3868	$ 0.3900	$ 0.2776
Number of vested and exercisable options
Outstanding at the end of the period				9,279,686	10,226,037	14,003,243
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period				5 years 5 months 19 days	5 years 10 months 10 days	5 years 9 months 14 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)				34,570,135	20,489,414	27,931,425
Additional disclosures
Aggregated intrinsic value of the exercisable options (in dollars)				24,771,000
Weighted average fair value (in dollars per share)				$ 1.2686	$ 1.2383	$ 1.2671
Total fair value of stock options vested (in dollars)				2,576,000	1,755,000	1,323,000
Aggregate intrinsic value for stock options exercised (in dollars)				7,923,000	9,852,000	3,319,000
Unrecognized compensation cost related to non-vested shares (in dollars)				5,109,000	5,508,000
Weighted average period for recognition of compensation cost related to non-vested stock awards				2 years 1 month 10 days	2 years 10 months 6 days
Weighted average exercise price of exercisable awards (in dollars per share)				$ 0.3106	$ 0.2594
Assumptions for estimated valuation of options
Risk-free interest rate				1.87%	1.87%
Risk-free interest rate, minimum (as a percent)						3.12%
Risk-free interest rate, maximum (as a percent)						3.43%
Exercise multiple				2.5	2.5				2.5	2.8
Risk-free interest rate				43.36%	44.70%
Expected volatility, minimum (as a percent)						47.86%
Expected volatility, maximum (as a percent)						48.08%
Number of Shares
Outstanding at the beginning of the period (in shares)														1,751,519	2,865,436									251,500	410,343
Granted (in shares)														134,424	116,965		43,614	38,461	78,504	45,405	45,405																108,107	7,260,134		139,998
Cancelled (in shares)																																					1,356,547		119,671		562,334
Vested (in shares)														(1,192,193)	(1,202,502)									(214,504)	(158,843)
Forfeited (in shares)														(82,069)	(28,380)
Outstanding at the end of the period (in shares)														611,681	1,751,519	2,865,436								36,996	251,500	410,343
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)																								$ 0.01		$ 0.01
Vested (in dollars per share)																								$ 0.01	$ 0.01
Outstanding at the end of the period (in dollars per share)																								$ 0.01	$ 0.01
Number of vested and exercisable options
Outstanding at the end of the period (in shares)														5,476,558	4,284,365	3,081,863								757,217	542,713	383,870
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period														5 years 6 months 29 days	6 years 7 months 10 days	7 years 6 months 29 days								5 years 6 months 29 days	6 years 6 months 29 days	7 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)														1,816,690	3,120,623	5,191,215								109,879	448,089	743,405
Additional disclosures
Unrecognized compensation cost (in dollars)														$ 91,000	$ 651,000									$ 5,000	$ 90,000
Par value shares (in dollars per share)	$ 0.01	$ 0.01																					$ 0.01